Right-of-use assets (Details) $ in Millions	9 Months Ended
Sep. 30, 2023 USD ($)
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 50.8
Right-of-use assets, ending balance	65.6
Gross carrying amount
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	59.2
Additions	21.0
Termination/derecognition	(0.7)
Right-of-use assets, ending balance	79.5
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(8.4)
Termination/derecognition	0.7
Depreciation	(6.2)
Right-of-use assets, ending balance	(13.9)
Premises
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, ending balance	64.9
Premises | Gross carrying amount
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	58.5
Additions	20.7
Termination/derecognition	(0.7)
Right-of-use assets, ending balance	78.5
Premises | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(8.3)
Termination/derecognition	0.7
Depreciation	(6.0)
Right-of-use assets, ending balance	(13.6)
Equipment
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, ending balance	0.7
Equipment | Gross carrying amount
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	0.7
Additions	0.3
Termination/derecognition	0.0
Right-of-use assets, ending balance	1.0
Equipment | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(0.1)
Termination/derecognition	0.0
Depreciation	(0.2)
Right-of-use assets, ending balance	$ (0.3)